Stock-Based Compensation (Additional Information Related To Stock Options Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Total intrinsic value of stock options exercised	$ 2.3	$ 23.6	$ 8.8
Cash received from stock options exercised	1.5	9.3	4.8
Total fair value of stock options vested	$ 0.9	$ 0.3	$ 0.8